Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating lease commitments
Future minimum payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year at December 31, 2014 are as follows (in thousands):

For twelve months ending:
December 31, 2015	$986
December 31, 2016	823
December 31, 2017	617
December 31, 2018	417
December 31, 2019	250
Thereafter	11
Total future minimum lease payments	$3,104

Purchase and sale commitments
We account for derivatives at fair value with the exception of commitments which have been designated as normal purchases and sales for which we do not record assets or liabilities related to these agreements until the product is purchased or sold. At December 31, 2014, such commitments included the following (in thousands

	Volume (barrels)	Value
Fixed price purchases	13,648	$1,141,694
Fixed price sales	13,612	$1,152,966
Floating price purchases	7,187	$373,539
Floating price sales	7,293	$389,949